Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2024	May 31, 2023	May 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,440,891	4,440,891	4,324,820
Common stock, shares outstanding	4,440,891	4,440,891	4,324,820